UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment |_|; Amendment Number: _________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JAMES ZILS
Title: VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-3073

Signature, Place, and Date of Signing:


       /s/ JAMES ZILS              NORTHBROOK, IL.            8/11/2006
 ---------------------------    ------------------------   -----------------
         [Signature]                [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              ONE

Form 13F Information Table Entry Total:          72

Form 13F Information Table Value Total:     337,265 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number        Name

1            028-10298                   ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                  TITLE OF                    VALUE     SHARES/   SH/   PUT/ INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                 CLASS            CUSIP    (x$1000)   PRN AMT   PRN   CALL DSCRETN  MANAGERS   SOLE   SHARED NONE
-----------------------           --------        ---------  --------   -------   ---   ---- ------- ----------  -----  ------ -----
ALLERGAN  INC.                    COMMON          018490102    1,609       15,000  SH        DEFINED    1         X
DUKE ENERGY CORP                  COMMON          26441C105    3,892      132,500  SH        DEFINED    1         X
FRANKLIN RESOURCES                COMMON          354613101      868       10,000  SH        DEFINED    1         X
JOHNSON & JOHNSON                 COMMON          478160104    2,187       36,500  SH        DEFINED    1         X
PPL CORPORATION                   COMMON          69351T106    3,327      103,000  SH        DEFINED    1         X
TRAVELERS PPTY CASUALTY           REDEEMABLE P/S  89420G307   10,078      411,000  SH        DEFINED    1         X

3M COMPANY 0% 11/21/2032          DEBT            88579YAB7    9,476   10,500,000 PRN        DEFINED    1         X
AFFILIATED MANAGERS GRP
  2.793750% 02/25/2033            DEBT            008252AE8      728      350,000 PRN        DEFINED    1         X
ALZA CORP 0% 07/28/2020           DEBT            02261WAB5    3,372    4,100,000 PRN        DEFINED    1         X
AMDOCS LIMITED .500000%
  03/15/2024                      DEBT            02342TAD1    4,303    4,250,000 PRN        DEFINED    1         X
AMERICAN EXPRESS 1.850000%
  12/01/2033                      DEBT            025816AS8    8,446    8,250,000 PRN        DEFINED    1         X
AMERICAN FINANCIAL GROUP
  1.486100% 06/02/2033            DEBT            025932AD6    2,035    4,000,000 PRN        DEFINED    1         X
AMERICAN INTL GROUP
  .500000% 05/15/2007             DEBT            026874AN7    2,518    2,650,000 PRN        DEFINED    1         X
AMERICAN INTL GROUP
  0% 11/09/2031                   DEBT            026874AP2    7,185   10,375,000 PRN        DEFINED    1         X
AMGEN INC 0% 03/01/2032           DEBT            031162AL4    3,455    4,700,000 PRN        DEFINED    1         X
AON CORP 3.500000%
  11/15/2012                      DEBT            037389AT0      611      375,000 PRN        DEFINED    1         X
BAUSCH & LOMB INC
  4.421880% 08/01/2023            DEBT            071707AM5    1,172    1,000,000 PRN        DEFINED    1         X
BEST BUY 2.250000%
  01/15/2022                      DEBT            086516AF8    6,539    5,300,000 PRN        DEFINED    1         X
BLACKROCK INC 2.625000%
  02/15/2035                      DEBT            09247XAB7    2,843    2,000,000 PRN        DEFINED    1         X
BRISTOL-MYERS SQUIBB
  2.510000% 09/15/2023            DEBT            110122AN8   11,978   12,000,000 PRN        DEFINED    1         X
CAESARS ENTERTAINMENT
  3.598750% 04/15/2024            DEBT            127687AB7    4,842    3,850,000 PRN        DEFINED    1         X
CARNIVAL CORP 1.132000%
  04/29/2033                      DEBT            143658AV4    7,815   12,000,000 PRN        DEFINED    1         X
CARNIVAL CORP 2.000000%
  04/15/2021                      DEBT            143658AN2    3,746    3,300,000 PRN        DEFINED    1         X
CENTERPOINT ENERGY INC
  3.750000% 05/15/2023            DEBT            15189TAM9    2,733    2,400,000 PRN        DEFINED    1         X
CENTURYTEL INC 4.750000%
  08/01/2032                      DEBT            156700AH9    3,101    3,000,000 PRN        DEFINED    1         X
COOPER CAMERON CORP 1.500000%
  05/15/2024                      DEBT            216640AE2    3,543    2,400,000 PRN        DEFINED    1         X
COSTCO WHOLESALE CORP 0%
  08/19/2017                      DEBT            22160QAC6      416      320,000 PRN        DEFINED    1         X
CSX CORP 0% 10/30/2021            DEBT            126408GA5    9,180    7,300,000 PRN        DEFINED    1         X
DANAHER CORP 0% 01/22/2021        DEBT            235851AF9    8,001    8,500,000 PRN        DEFINED    1         X
DEVON ENERGY CORPORATION
  4.900000% 08/15/2008            DEBT            25179MAA1    8,800    7,250,000 PRN        DEFINED    1         X
DEVON ENERGY CORPORATION
  4.950000% 08/15/2008            DEBT            25179MAB9    1,335    1,100,000 PRN        DEFINED    1         X
DIAMOND OFFSHORE DRILL
  1.500000% 04/15/2031            DEBT            25271CAE2      864      500,000 PRN        DEFINED    1         X
DOMINION RESOURCES INC
  2.125000% 12/15/2023            DEBT            25746UAT6    5,539    5,250,000 PRN        DEFINED    1         X
ELECTRONCIS FOR IMAGING
  1.500000% 06/01/2023            DEBT            286082AA0    1,706    1,750,000 PRN        DEFINED    1         X
FLUOR CORP 1.500000%
  02/15/2024                      DEBT            343412AA0    5,066    3,000,000 PRN        DEFINED    1         X
FOUR SEASONS HTL 1.875000%
  07/30/2024                      DEBT            35100EAE4    2,103    2,000,000 PRN        DEFINED    1         X
GATX CORP 7.500000%
  02/01/2007                      DEBT            361448AC7    1,890    1,500,000 PRN        DEFINED    1         X
GENZYME CORP 1.250000%
  12/01/2023                      DEBT            372917AN4    5,194    5,000,000 PRN        DEFINED    1         X
HARRIS CORP 3.500000%
  08/15/2022                      DEBT            413875AH8      555      300,000 PRN        DEFINED    1         X
HASBRO INC 2.750000%
  12/01/2021                      DEBT            418056AN7      993    1,000,000 PRN        DEFINED    1         X
HCC INSURANCE HOLDINGS
  1.300000% 04/01/2023            DEBT            404132AB8    5,416    4,150,000 PRN        DEFINED    1         X
HEALTH MANAGEMENT ASSOC
  1.500000% 08/01/2023            DEBT            421933AF9    3,026    3,000,000 PRN        DEFINED    1         X
HEWLETT-PACKARD CO 0%
  10/14/2017                      DEBT            428236AC7    3,479    5,500,000 PRN        DEFINED    1         X
INCO LTD 1.094300%
  03/14/2023                      DEBT            453258AT2      631      300,000 PRN        DEFINED    1         X
INTEL CORP 2.950000%
  12/15/2035                      DEBT            458140AD2    2,103    2,500,000 PRN        DEFINED    1         X
INTL GAME TECHNOLOGY 0%
  01/29/2033                      DEBT            459902AM4    7,062    8,800,000 PRN        DEFINED    1         X
INVITROGEN INC 2.000000%
  08/01/2023                      DEBT            46185RAJ9    1,079    1,000,000 PRN        DEFINED    1         X
LABORATORY CP                     DEBT            50540RAC6    5,687    6,750,000 PRN        DEFINED    1         X
LEHMAN BROTHERS HOLDINGS
  .250000% 05/08/2010             DEBT            524908FN5    1,333    1,500,000 PRN        DEFINED    1         X
LIBERTY MEDIA CORP
  3.250000% 03/15/2031            DEBT            530715AR2    1,515    2,000,000 PRN        DEFINED    1         X
LOCKHEED MARTIN CORP
  3.018130% 08/15/2033            DEBT            539830AP4    9,092    8,000,000 PRN        DEFINED    1         X
LOWE'S COMPANIES INC
  .861000% 10/19/2021             DEBT            548661CG0    8,420    8,000,000 PRN        DEFINED    1         X
MANOR CARE INC 2.125000%
  08/01/2035                      DEBT            564055AM3    8,120    7,250,000 PRN        DEFINED    1         X
MASCO CORP 0% 07/20/2031          DEBT            574599BB1   10,093   22,000,000 PRN        DEFINED    1         X
MERRILL LYNCH & CO 0%
  03/13/2032                      DEBT            590188W46    9,374    8,600,000 PRN        DEFINED    1         X
NABORS INDUSTRIES INC 0%
  06/15/2023                      DEBT            629568AL0    1,095    1,000,000 PRN        DEFINED    1         X
NEXTEL COMMUNIC                   DEBT            65332VAY9    7,972    8,250,000 PRN        DEFINED    1         X
OMNICOM GROUP 0% 06/15/2033       DEBT            681919AR7    7,500    7,500,000 PRN        DEFINED    1         X
PMI GROUP INC 2.500000%
  07/15/2021                      DEBT            69344MAE1    5,388    5,250,000 PRN        DEFINED    1         X
RPM INTERNATIONAL INC.
  1.389000% 05/13/2033            DEBT            749685AK9    3,091    5,750,000 PRN        DEFINED    1         X
SCHLUMBERGER LIMITED
  2.125000% 06/01/2023            DEBT            806857AD0    1,009      600,000 PRN        DEFINED    1         X
SLM CORP 3.110630% 07/25/2035     DEBT            78442PAC0    6,559    6,500,000 PRN        DEFINED    1         X
ST JUDE MEDICAL INC 2.800000%
  12/15/2035                      DEBT            790849AB9    7,880    8,000,000 PRN        DEFINED    1         X
TEVA PHARMACEUT FIN BV .375000%
  11/15/2022                      DEBT            88164MAB4    1,468    1,000,000 PRN        DEFINED    1         X
TEVA PHARMACEUT FIN BV 1.750000%
  02/01/2026                      DEBT            88165FAA0    1,823    2,000,000 PRN        DEFINED    1         X
TEVA PHARMACEUT FIN LLC .250000%
  02/01/2024                      DEBT            88164RAB3    2,795    2,700,000 PRN        DEFINED    1         X
TJX COMPANIES INC 0% 02/13/2021   DEBT            872540AL3    6,538    8,250,000 PRN        DEFINED    1         X
TRANSOCEAN INC 1.500000%
  05/15/2021                      DEBT            893830AD1    5,700    5,000,000 PRN        DEFINED    1         X
TYCO INTL GROUP SA 3.125000%
  01/15/2023                      DEBT            902118BG2    9,815    7,550,000 PRN        DEFINED    1         X
WALT DISNEY COMPANY 2.125000%
  04/15/2023                      DEBT            254687AU0   10,462    9,500,000 PRN        DEFINED    1         X
WELLS FARGO COMPANY 4.898750%
  05/01/2033                      DEBT            949746FA4    5,993    6,000,000 PRN        DEFINED    1         X
WYETH 2.390000% 01/15/2024        DEBT            983024AD2   11,711   11,250,000 PRN        DEFINED    1         X

---------------------------------------------------------------------------------
"STOCK"                                                   6   21,960      708,000
---------------------------------------------------------------------------------
DEBT                                                     66  315,305  327,020,000
---------------------------------------------------------------------------------
REPORT TOTALS                                            72  337,265  327,728,000
---------------------------------------------------------------------------------